Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of range of exercise prices of outstanding share options [text block]
Grant date	Number of offerees	Total number of options	Exercise price in NIS	Exercise price in USD	Value of option in NIS	Value of option in USD	Number of options which were exercised as of the date of the financial report	Number of options which expired / were forfeited as of the date of the financial report	Expiration date of the options	Number of options remaining as of the date of the financial report
2/5/2018	6	310,000	18.40	5.35	7.70	2.24	228,564	36,250	2/5/2025	0
7/26/2018	2	80,000	19.08	5.24	8.35	2.30	40,000	-	7/26/2025	0
8/26/2018	5	200,000	18.75	5.15	8.63	2.37	114,069	30,000	8/26/2025	51,931
9/12/2018(A)(B)	2	1,350,000	19.61	5.47	8.55	2.38	388,131	-	9/12/2025	976,772
(B)28/10/2018	2	1,602,000	19.95	5.39	7.87	2.12	432,221	-	10/28/2025	541,596
11/1/2018	2	495,000	19.87	5.36	8.40	2.27	129,361	-	11/1/2025	265,386
3/31/2019	3	100,000	21.74	5.99	9.61	2.65	40,000	40,000	3/31/2026	0
4/4/2019	2	80,000	22.00	6.11	9.40	2.61	60,000	-	4/4/2026	0
5/27/2019	3	80,000	23.70	6.56	10.34	2.86	30,000	30,000	5/27/2026	20,000
11/28/2019	4	110,000	41.57	11.98	19.06	5.49	16,000	40,000	11/28/2026	54,000
28/11/2019(C)	1	100,000	41.97	12.09	18.00	5.19	-		11/28/2026	100,000
1/20/2020	20	271,500	44.68	12.93	19.70	5.70	49,500	59,250	1/20/2027	136,750
12/04/2020 (D)	1	70,000	41.10	11.48	15.50	4.33	19,953	-	4/12/2027	50,047
5/17/2020	6	110,000	48.50	13.69	19.70	5.56	-	22,500	5/17/2027	60,000
7/23/2020	3	45,000	54.60	15.96	19.80	5.79	17,500	16,250	7/23/2027	10,000
10/13/2020	1	103,000	62.09	18.34	27.70	8.18	-	-	10/13/2027	41,875
11/10/2020	7	115,000	64.80	19.19	24.10	7.14	7,500	42,500	11/10/2027	65,000
5/25/2021	9	141,000	65.79	20.29	24.60	7.59	10,000	49,500	5/25/2028	81,500
9/30/2021	26	674,000	69.76	21.60	25.90	8.02	-	249,000	9/30/2028	425,000
9/30/2021	1	60,000	70.90	21.96	25.90	8.02	-		9/30/2028	60,000
(E)30/09/2021	4	1,182,000	71.80	22.24	25.90	8.02	-	240,000	9/30/2028	942,000
(F)30/09/2021	5	780,000	71.80	22.24	25.90	8.02	-		9/30/2028	780,000
10/31/2021	1	10,000	72.70	23.20	30.20	9.64	-		10/31/2028	10,000
2/8/2022	9	541,400	72.30	22.43	23.93	7.42	-	54,100	2/8/2029	487,300
2/13/2022	21	282,000	72.80	22.32	22.69	6.96	-	64,000	2/13/2029	218,000
4/17/2022	72	269,250	77.20	23.86	27.92	8.63	-	82,500	4/17/2029	186,750
28/06/2022(G)	1	100,000	68.64	19.98	28.14	8.19	-		6/28/2029	100,000
6/28/2022	9	146,000	63.90	18.60	29.53	8.59	-		6/28/2029	146,000
9/1/2022	10	97,000	79.60	23.66	33.82	10.05	-	13,000	9/1/2029	84,000
9/1/2022	1	10,000	81.40	24.20	33.15	9.85	-		9/1/2029	10,000
10/30/2022	1	25,000	78.20	22.15	29.10	8.24	-		10/30/2029	25,000
12/18/2022	9	126,000	74.70	21.71	30.26	8.79	-	25,000	12/18/2029	101,000
3/14/2023	12	124,000	64.90	17.89	23.83	6.57	-	37,000	3/14/2030	87,000
3/23/2023	37	114,000	60.32	16.70	24.73	6.85	-	33,000	3/23/2030	81,000
24/04/2023(H)	2	220,000	61.52	16.80	23.63	6.45	-		4/24/2030	220,000
5/25/2023	1	24,000	62.60	16.78	30.74	8.24	-		5/25/2030	24,000
18/12/2023(I)	2	146,427	62.81	17.19	31.53	8.63	-		12/18/2030	146,427
(O)08/01/2024	31	168,892	68.04	18.30	26.41	7.10	-	16,842	1/8/2031	152,050
(O)08/01/2024	1	20,000	68.04	18.30	27.96	7.52	-		1/8/2031	20,000
08/01/2024(P)	121	444,343	-	-	67.52	18.16	-	37,107	1/8/2031	407,236
30/01/2024(P)	112	286,821	-	-	64.72	17.72	-	46,248	1/30/2031	240,573
17/04/2024(J)	8	131,928	-	-	61.54	16.30	-		4/17/2031	131,928
21/04/2024(O)	10	55,944	62.08	16.41	24.98	6.60	-		4/21/2031	55,944
21/04/2024(K)	2	89,669	62.08	16.41	26.83	7.09	-		4/21/2031	89,669
21/04/2024(P)	42	62,983	-	-	62.38	16.49	-	2,352	4/21/2031	60,631
21/04/2024(L)	14	240,129	-	-	62.38	16.49	-	14,328	4/21/2031	225,801
15/09/2024(O)	14	82,312	59.45	16.04	25.84	6.97	-		9/15/2031	82,312
15/09/2024(M)	2	208,341	59.45	16.04	27.63	7.45	-		9/15/2031	208,341
15/09/2024(P)	31	87,862	-	-	60.77	16.39	-		9/15/2031	87,862
15/09/2024(N)	3	55,673	-	-	60.77	16.39	-		9/15/2031	55,673
Total		12,228,474					1,582,798	1,280,727		8,406,355

Disclosure of number and weighted average exercise prices of share options [text block]
Grant date	08/01/2024	08/01/2024	21/04/2024	21/04/2024	15/09/2024	15/09/2024

Number of options	168,892	20,000	55,944	89,669	82,312	208,341
Option value in NIS	26.41	27.96	24.98	26.83	25.84	27.63
Option value in USD	7.10	7.52	6.60	7.09	6.97	7.45
Exercise price in NIS	68.04	68.04	62.08	62.08	59.45	59.45
Share price in NIS	67.52	67.52	62.38	62.38	60.77	60.77
Risk-free interest rate	3.85%	3.85%	4.58%	4.58%	4.55%	4.55%
Standard deviation	33.74%	33.74%	33.42%	33.42%	36.35%	36.35%
Value of options in NIS Thousands	4,460	559	1,397	2,406	2,127	5,756
Value of options in USD Thousands	1,200	150	369	636	574	1,553

Options expiration	7 years